Greenwich Advisors Trust

July 16, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Greenwich Advisors Trust – Greenwich India Select Fund

Post Effective Amendment No. 3 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-139633 and 811-21996

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Greenwich Advisors Trust (the “Trust”), on behalf of the Greenwich India Select Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 3 (SEC Accession No. 000091047209000501) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 30, 2009.

Questions related to this filing should be directed to JoAnn Strasser of Thomson Hine LLP at (513) 352-6725.

                                                Very truly yours,

                                                 /s/ Suhas Kundapoor

                                  Suhas Kundapoor

                                                 President